Consolidated statement of changes in equity/(deficit) - EUR (€) € in Millions	Total	Number of Ordinary Shares Outstanding	Share Capital	Treasury Shares	Other Paid in Capital	Other Reserves	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2016		149,924,000
Beginning balance at Dec. 31, 2016	€ (240)		€ 0		€ 830	€ 122	€ (1,192)
Loss for the year	(1,235)		0		0	0	(1,235)
Other comprehensive income (loss)	(15)		0		0	(15)	0
Issuance of shares upon exercise of stock options and restricted stock units	29		0		29	0	0
Issuance of shares upon exercise of stock options and restricted stock units, shares		1,723,080
Issuance of share-based payments in conjunction with business combinations	0
Restricted stock units withheld for employee taxes	0
Issuance of shares related to business combinations	33		0		33	0	0
Issuance of shares related to business, shares		442,040
Issuance of restricted share awards related to business combination	0		0		0	0	0
Issuance of restricted share awards related to business combination, shares		61,880
Issuance of shares upon exchange of Convertible Notes	686		0		686	0	0
Issuance of shares upon exchange of Convertible Notes, shares		6,554,960
Issuance of shares in exchange for long term investment	910		0		910	0	0
Issuance of shares in exchange for long term investment, shares		8,552,440
Share-based payments	67		0		0	67	0
Income tax impact associated with share-based payments	3					3
Ending balance at Dec. 31, 2017	238		0		2,488	177	(2,427)
Ending balance (in shares) at Dec. 31, 2017		167,258,400
Loss for the year	(78)		0		0	0	(78)
Other comprehensive income (loss)	564					564
Issuance of ordinary shares	4				4
Issuance of ordinary shares, shares		5,776,920
Repurchases of ordinary shares	€ (77)			€ (77)
Repurchases of ordinary shares, Shares	(6,427,271)	(6,427,271)
Issuance of shares upon exercise of stock options and restricted stock units	€ 163		0		163	0	0
Issuance of shares upon exercise of stock options and restricted stock units, shares		4,816,072
Issuance of share-based payments in conjunction with business combinations	0
Restricted stock units withheld for employee taxes	(2)					(2)
Issuance of shares upon exchange of Convertible Notes	1,146		0		1,146	0	0
Issuance of shares upon exchange of Convertible Notes, shares		9,431,960
Share-based payments	88		0		0	88	0
Income tax impact associated with share-based payments	48		0		0	48	0
Ending balance (Previously stated) at Dec. 31, 2018	2,094			(77)	3,801	875	(2,505)
Ending balance (Cumulative effect adjustment in connection with the adoption of IFRS 16) at Dec. 31, 2018	(18)						(18)
Ending balance (After adoption of IFRS 16) at Dec. 31, 2018	2,076			(77)	3,801	875	(2,523)
Ending balance at Dec. 31, 2018	2,094
Ending balance (in shares) (Previously stated) at Dec. 31, 2018		180,856,081
Ending balance (in shares) (After adoption of IFRS 16) at Dec. 31, 2018		180,856,081
Loss for the year	(186)		0		0	0	(186)
Other comprehensive income (loss)	(111)		0		0	(111)	0
Repurchases of ordinary shares	€ (433)			(433)
Repurchases of ordinary shares, Shares	(3,679,156)	(3,679,156)
Issuance of shares upon exercise of stock options and restricted stock units	€ 154		0	140	14	0	0
Issuance of shares upon exercise of stock options and restricted stock units, shares		3,557,405
Issuance of shares upon exercise of, or net settlement of, warrants	377				377
Issuance of shares upon exercise of, or net settlement of warrants, shares		3,591,627
Issuance of share-based payments in conjunction with business combinations	13					13
Restricted stock units withheld for employee taxes	(6)					(6)
Share-based payments	127		0		0	127	0
Income tax impact associated with share-based payments	26		0		0	26	0
Ending balance at Dec. 31, 2019	€ 2,037		€ 0	€ (370)	€ 4,192	€ 924	€ (2,709)
Ending balance (in shares) at Dec. 31, 2019		184,325,957